CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (Parenthetical) - USD ($) $ in Millions	9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Tax effect of available for sale securities arising during the period	$ 23	$ (20)	$ (40)	$ (72)	$ (31)
Tax effect of qualifying derivatives arising during the period			0	0	(46)
Tax effect of defined benefit plans - prior service costs arising during period	2	0	(6)	(1)	0
Tax effect of defined benefit plans - net actuarial gain (loss) arising during period	(30)	0	83	(49)	56
Tax effect of available-for-sale securities reclassified from accumulated other comprehensive income (loss)	2	6	7	4	1
Tax effect of qualifying derivatives reclassified from accumulated other comprehensive income (loss)	9	11	17	84	291
Tax effect of prior service costs reclassified from accumulated other comprehensive income (loss)	0	(2)	(1)	(3)	(2)
Tax effect of net actuarial loss reclassified from accumulated other comprehensive income (loss)	$ (8)	$ (2)	$ (4)	$ (10)	$ (2)